Submission	Jan. 24, 2025
Submission [Line Items]
Central Index Key	0000891024
Registrant Name	Patterson Companies, Inc.
Form Type	Schedule 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES